Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 2,714	$ 1,890
Overnight deposits with Federal Home Loan Bank	35	73
Total cash and cash equivalents	2,749	1,963
Securities available for sale (Note 2)	53,049	35,301
Securities held to maturity (Note 2)	2,435	2,520
Loans - Net (Note 3)	140,884	157,144
Federal Home Loan Bank stock	3,266	3,775
Property and equipment (Note 4)	5,846	6,027
Foreclosed real estate	3,408	2,818
Accrued interest receivable	1,149	1,231
Prepaid FDIC insurance premiums	759	967
Intangible assets (Note 6)	335	627
Deferred tax asset	387	659
Other assets (Note 5)	2,778	2,701
Total assets	217,045	215,733
Liabilities
Non-interest bearing deposits	12,609	10,349
Interest-bearing deposits (Note 7)	138,040	145,117
Advances from Federal Home Loan Bank (Note 8)	34,500	29,000
REPO sweep accounts	5,592	6,172
Accrued expenses and other liabilities (Note 12)	1,736	1,859
Total liabilities	192,477	192,497
Stockholders' Equity (Note 11)
Common stock ($0.01 par value 20,000,000 shares authorized 3,191,799 shares issued)	32	32
Additional paid-in capital	23,853	23,822
Retained earnings	2,980	2,238
Treasury stock at cost (307,750 shares)	(2,964)	(2,964)
Unearned compensation	(1)	(38)
Accumulated other comprehensive income	668	146
Total stockholders' equity	24,568	23,236
Total liabilities and stockholders' equity	$ 217,045	$ 215,733